Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Commitments and Contingencies	The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of December 31, 2023 are payable as follows:
Lease Commitment
Within 1 year	788
1-3 years	512
Total	1,300